STOCKHOLDERS' EQUITY (10K) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
STOCKHOLDERS' EQUITY [Abstract]
Warrants outstanding and number of shares of common stock subject to exercise
The following table summarizes the warrants outstanding and the number of shares of Common Stock subject to exercise as of March 31, 2015 and the changes therein during the three months then ended:

	Number of Shares of Common Stock Subject to Exercise	Weighted – Average Exercise Price
Balance as of December 31, 2014	1,676,401	$1.14
Warrants issued (1)	(31,341)	$0.35
Warrants exercised	---	---
Warrants cancelled	---	---
Balance as of March 31, 2015	1,645,060	$1.15

(1)
As part of the June 2012 Note, Inter-Mountain received a total of seven warrants to purchase, if they all had vested, an aggregate of 3,142,857 shares of Common Stock, which number of shares could increase based upon the terms and conditions of the warrants.  The warrants have an exercise price of $0.35 per share, subject to certain pricing adjustments, and are exercisable, subject to vesting provisions and ownership limitations, until June 27, 2017.  Warrants for 785,714, 392,857, 392,857, and 392,857 shares of Common Stock vested on June 27, 2012, December 31, 2012, February 26, 2013, and July 15, 2013, respectively, and three warrants for 1,571,428 shares of Common Stock were exercised in 2013.  On January 22, 2014, we elected to offset and deduct the three remaining Investor Notes from the principle amount due to Inter-Mountain under the June 2012 Note and as a result of the offset and deduction the three remaining warrants terminated.  On April 14, 2015, we reached agreement with Inter-Mountain that 361,516 shares of Common Stock will be issued upon the exercise of the one unexercised warrant (originally included in this Table as 392,857 shares, which was based upon an exercise price of $0.35 per share of Common Stock).

The following table summarizes the warrants outstanding and the number of shares of common stock subject to exercise as of December 31, 2014 and the changes therein during the two years then ended:

	Number of Shares of Common Stock Subject to Exercise	Weighted – Average Exercise Price
Balance as of December 31, 2012	2,041,165	$0.98

Warrants issued	4,445,714	0.56
Warrants exercised (1)	(1,571,428)	0.35
Warrants cancelled	(250,000)	0.35
Balance as of December 31, 2013	4,665,451	$0.82

Warrants issued	80,000	1.20
Warrants exercised	(3,000,000)	0.60
Warrants cancelled	(69,050)	3.22
Balance as of December 31, 2014 (1)	1,676,401	$1.14

(1)
As part of the June 2012 Note, Inter-Mountain received a total of seven warrants to purchase, if they all had vested, an aggregate of 3,142,857 shares of Common Stock, which number of shares could increase based upon the terms and conditions of the warrants.  The warrants have an exercise price of $0.35 per share, subject to certain pricing adjustments, and are exercisable, subject to vesting provisions and ownership limitations, until June 27, 2017.  Warrants for 785,714, 392,857, 392,857, and 392,857 shares of Common Stock vested on June 27, 2012, December 31, 2012, February 26, 2013, and July 15, 2013, respectively, and three warrants totaling 1,571,428 shares of Common Stock were exercised in 2013.  Such issuance of shares of Common Stock following the cashless exercise of three warrants by Inter-Mountain during 2013 was based upon an agreement in December 2013 with Inter-Mountain modifying the formula in the Warrants for determining the number of shares to be issued upon a cashless exercise.  On January 22, 2014, we elected to offset and deduct the three remaining Investor Notes from the principle amount due to Inter-Mountain under the June 2012 Note and as a result of the offset and deduction the three remaining warrants terminated.  For the purposes of this Table, only such vested shares of Common Stock from one unexercised warrant (392,857 shares) have been included, based upon an exercise price of $0.35 per share of Common Stock.

Expiration dates for warrants subject to exercise
Of the warrant shares subject to exercise as of March 31, 2015, expiration of the right to exercise is as follows:
Date of Expiration	Number of Warrant Shares of Common Stock Subject to Expiration
May 15, 2015	357,155
June 13, 2016	35,000
July 16, 2016	116,667
July 28, 2016	34,722
June 27, 2017	361,516
March 14, 2018	660,000
January 15, 2019	80,000
Total	1,645,060

Of the warrant shares subject to exercise as of December 31, 2014, expiration of the right to exercise is as follows:

Date of Expiration	Number of Warrant Shares of Common Stock Subject to Expiration
May 15, 2015	357,155
June 13, 2016	35,000
July 16, 2016	116,667
July 28, 2016	34,722
June 27, 2017	392,857
March 14, 2018	660,000
January 15, 2019	80,000
Total	1,676,401